BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATION
BUSINESS COMBINATION
4.	BUSINESS COMBINATION

Acquisition of Shenzhen Yunfan

In March 2021, the Group completed the acquisition of 100% equity interest in Shenzhen Yunfan Acceleration Technology Co., Ltd. and its subsidiary (collectively, “Shenzhen Yunfan”). Shenzhen Yunfan is mainly engaged in providing content distribution, acceleration and other cloud-related IaaS and PaaS edge computing solutions, and the acquisition is expected to enhance the Group’s expertise in public cloud services. The results of Shenzhen Yunfan have been included in the Group’s consolidated financial statements since April 2021.

The total cash purchase price consideration was RMB126,400 (US$19,835). The Group recognized RMB586 (US$92) of net assets acquired excluding intangible assets, RMB77,000 (US$12,083) of intangible assets which comprised of technology, trademark and domain name, and RMB48,814 (US$7,660) of goodwill resulted from the acquisition. Goodwill recognized represents the expected synergies from integrating Shenzhen Yunfan with the Group’s existing cloud business and is not deductible for tax purposes.

Acquisition of Beijing Yunshu

In April 2021, the Group completed the acquisition of 86.21% equity interest in Beijing Yunshu, which the Group expected to enhance the Group’s public cloud services. The total cash purchase price was RMB7,034 (US$1,104) contingent consideration. The results of Beijing Yunshu’s operations have been included in the Group’s consolidated financial statements since April 2021 until Beijing Yunshu was deconsolidated in February 2022.

Acquisition of Camelot

In September 2021, the Group completed the acquisition of 100% equity interests in Camelot Employee Scheme INC. (“CES”), which legally held 79.53% equity interests in Camelot Technology and its subsidiaries (collectively referred to as “Camelot”). Camelot is mainly engaged in enterprise digital solutions and enterprise digital services, and the acquisition is expected to further develop the Group’s enterprise cloud business. The results of Camelot have been included in the consolidated financial statements of the Group since September 2021.

The total purchase consideration was RMB5,290,553, which consisted of a cash consideration of RMB751,974 and an equity consideration of RMB4,538,579. Goodwill recognized represents the expected synergies from integrating Camelot with the Group’s existing enterprise cloud business and is not tax deductible.

4.	BUSINESS COMBINATION (Continued)

During the second quarter of 2022, the Group completed the allocation of the purchase price to the individual assets acquired and liabilities assumed. The table below summaries the final determination of the estimated fair values of the assets acquired and liabilities assumed from Camelot as of the acquisition date:

	Camelot
	RMB	US$
Total fair value of purchase consideration	5,290,553	767,058
Less:
Cash and cash equivalents	618,439	89,665
Restricted cash	1,126	163
Accounts receivable and other assets	940,511	136,361
Property and equipment, net	13,792	2,000
Intangible assets:
Customer relationship	620,100	89,906
Trademarks	474,000	68,724
Copyrights	34,100	4,944
Deferred tax assets	54,419	7,890
Deferred tax liabilities	(268,490)	(38,927)
Accounts payable and other liabilities	(871,903)	(126,415)
Non-controlling interests	(882,451)	(127,943)
Goodwill	4,556,910	660,690

The valuations used in the purchase price allocation for the acquisitions were determined by the Group with the assistance of independent third-party valuation firms using the income approach (a Level 3 measurement). Significant assumptions used in the valuation of intangible assets included projected revenue growth rates, operating margin, customer attrition rates, royalty rates and discount rate. Non-controlling interests at the acquisition date was measured by applying the equity percentage held by non-controlling shareholders and a discount for lack of control premium to the fair value of the acquired business of Camelot.

Actual and Pro-forma Impact from the acquisition of Camelot

The revenue and net loss from the acquisition of Camelot included in the Group’s consolidated statements of comprehensive loss for the year ended December 31, 2021 are RMB822,850 and RMB7,892, respectively. The net loss includes amortization expense relating to intangible assets recognized upon acquisition and other acquisition date fair value measures.

The supplemental pro-forma information is based on the assumption that the acquisition of Camelot had occurred on January 1, 2020, after giving effect to certain adjustments including amortization expenses of intangible assets and other acquisition date fair value measure, which in aggregate amounted to RMB150,122 and RMB143,409 for the years ended December 31, 2020 and 2021, respectively. The pro-forma consolidated revenue was RMB8,253,329 and RMB10,349,504, and the pro-forma net loss was RMB1,003,136 and RMB1,616,748 for the years ended December 31, 2020 and 2021, respectively. The pro-forma basic and diluted loss per share was RMB0.39 and RMB0.45 (US$0.07) for the years ending December 31, 2020 and 2021, respectively. The pro-forma consolidated results are not necessarily indicative of what the Group’s consolidated revenues and net loss would have been had the Group completed the acquisition on the assumed acquisition date. In addition, the pro-forma consolidated results do not purport to project the future results of the Group.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisitions of Shenzhen Yunfan and Beijing Yunshu have not been presented because the effects were not material.